Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Employee benefits	29	—	29
Unused tax losses & tax credits	27,650	—	27,650
Unremitted earnings	—	(26,322)	(26,322)
	27,679	(26,322)	1,357
Offset	(26,322)	26,322
Balance at December 31, 2020	1,357	—

Employee benefits	23	—	23
Unused tax losses & tax credits	66,304	—	66,304
Unremitted earnings	—	(64,781)	(64,781)
	66,327	(64,781)	1,546
Offset	(64,781)	64,781
Balance at December 31, 2021	1,546	—
Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2021		December 31, 2020
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	291	—	38	—
Taxable temporary differences	—	(12,162)	—	(12,162)
Tax losses & tax credits	29,753	—	64,923	—
	30,044	(12,162)	64,961	(12,162)
Offset	(12,162)	12,162	(12,162)	12,162
Total	17,882	—	52,799	—

(in thousands of USD)	Balance at Jan 1, 2019	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2019
Employee benefits	37	(10)	—	(1)	26
Unused tax losses & tax credits	2,218	474	—	(3)	2,689
Total	2,255	464	—	(4)	2,715

	Balance at Jan 1, 2020	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2020
Employee benefits	26	—	—	3	29
Unused tax losses & tax credits	2,689	(1,369)	—	8	1,328
Total	2,715	(1,369)	—	11	1,357

	Balance at Jan 1, 2021	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2021
Employee benefits	29	(4)	—	(2)	23
Unused tax losses & tax credits	1,328	201	—	(6)	1,523
Total	1,357	197	—	(8)	1,546